Impairment testing of goodwill and intangible assets - Goodwill and intangible assets with indefinite useful life (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 10,846	₽ 10,807	₽ 11,022
RB (Rocketbank)
Impairment testing of goodwill and intangible assets
Period over which management has projected cash flows	5 years
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	21.00%
Growth rate beyond forecast period	4.00%
Percentage of increase in discount rate that would result in impairment	1.20%
Percentage of decrease in commission revenue per client that would result in impairment	7.50%
Goodwill
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 6,378	6,285	6,285
Goodwill | PS (Payment services)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	6,285	6,285	6,285
Goodwill | PS (Payment services) | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0	0
Goodwill | RB (Rocketbank)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	93
Goodwill | RB (Rocketbank) | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	183	183	183
Carrying amount of intangible assets with an indefinite useful life	183	183
Bank license (indefinite life license) | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0	0
Intangible assets with definite useful life | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0
Intangible assets with definite useful life | Rapida | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill			₽ (847)
Intangible assets with definite useful life | New terminal | Loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill		₽ (89)